Note 14 - Subsequent Events (Details Textual) - Subsequent Event [Member] $ in Thousands	Jul. 17, 2017 USD ($)	Jul. 12, 2017 USD ($)
Xanthe Holdings Limited [Member]
Notes Payable, Current		$ 3,060
Proceeds from Notes Payable		$ 3,000
AT Bank [Member] | Senior Facility to Fund Hull No 2648 [Member]
Debt Instrument, Number of Periodic Payments	20
Debt Instrument, Periodic Payment, Principal	$ 325
Debt Instrument, Period Following Initial Draw Down before First Required Payment	90 days
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 17,000
Line of Credit Facility, Commitment Fee Percentage	2.00%
Line of Credit Facility, Maximum Borrowing Capacity	$ 23,500
AT Bank [Member] | Senior Facility to Fund Hull No 2648 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	4.00%
AT Bank [Member] | Predelivery Facility to Fund Hull No 2648 [Member]
Debt Instrument, Number of Capital Expenditure Payments to be Made with Proceeds	5
Line of Credit Facility, Commitment Fee Percentage	4.25%
Line of Credit Facility, Maximum Borrowing Capacity	$ 8,993
Debt Instrument, Number of Available Tranches	5
AT Bank [Member] | Predelivery Facility to Fund Hull No 2648 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	8.50%